Cover	Aug. 15, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2022
Entity File Number	001-39943
Entity Registrant Name	Mondee Holdings, Inc.
Entity Central Index Key	0001828852
Entity Tax Identification Number	88-3292448
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10800 Pecan Park Blvd.
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78750
City Area Code	650
Local Phone Number	646-3320
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MOND
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	MONDW
Security Exchange Name	NASDAQ